Other Financial Information (Details2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Line Items
Time charter, voyage and port terminal revenues	$ 44,150	$ 37,545
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(9,452)	(9,850)
Direct vessel expenses	(18,224)	(15,907)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(6,093)	(6,802)
General and administrative expenses	(3,070)	(3,634)
Interest expense and finance cost, net	(5,381)	(4,922)
Other (expense) income, net	(2,811)	(742)
Income before income taxes and noncontrolling interest	2,182	(3,307)
Income taxes	3,770	923
Net income	5,952	(2,384)
Less: Net income attributable to the noncontrolling interest	(18)	(2)
Net (loss)/income attributable to Navios Logistics' stockholders	5,934	(2,386)
Navios South American Logistics Inc. Issuer
Line Items
General and administrative expenses	(645)	(1,113)
Interest expense and finance cost, net	(469)	(44)
(Loss)/income before equity in net earnings of affiliated companies	(1,114)	(1,157)
Equity in net earnings/(losses) of affiliated companies and joint ventures	7,048	(1,230)
Income before income taxes and noncontrolling interest	5,934	(2,387)
Net income	5,934	(2,387)
Net (loss)/income attributable to Navios Logistics' stockholders	5,934	(2,387)
Guarantor Subsidiaries
Line Items
Time charter, voyage and port terminal revenues	43,815	37,549
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(9,400)	(10,301)
Direct vessel expenses	(18,039)	(15,734)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(6,055)	(6,764)
General and administrative expenses	(2,233)	(2,310)
Interest expense and finance cost, net	(4,903)	(4,874)
Other (expense) income, net	(2,986)	(723)
(Loss)/income before equity in net earnings of affiliated companies	3,262	(2,152)
Equity in net earnings/(losses) of affiliated companies and joint ventures	17	0
Income before income taxes and noncontrolling interest	3,279	(2,152)
Income taxes	3,769	922
Net income	7,048	(1,230)
Less: Net income attributable to the noncontrolling interest	0	0
Net (loss)/income attributable to Navios Logistics' stockholders	7,048	(1,230)
Non Guarantor Subsidiaries
Line Items
Time charter, voyage and port terminal revenues	504	1,291
Time charter, voyage and port terminal expenses	(221)	(844)
Direct vessel expenses	(185)	(173)
Depreciation and amortization	(38)	(38)
General and administrative expenses	(192)	(211)
Interest expense and finance cost, net	(9)	(4)
Other (expense) income, net	175	(19)
(Loss)/income before equity in net earnings of affiliated companies	34	2
Income before income taxes and noncontrolling interest	34	2
Income taxes	1	1
Net income	35	3
Less: Net income attributable to the noncontrolling interest	(18)	(2)
Net (loss)/income attributable to Navios Logistics' stockholders	17	1
Eliminations
Line Items
Time charter, voyage and port terminal revenues	(169)	(1,295)
Time charter, voyage and port terminal expenses	169	1,295
Equity in net earnings/(losses) of affiliated companies and joint ventures	(7,065)	1,230
Income before income taxes and noncontrolling interest	(7,065)	1,230
Net income	(7,065)	1,230
Net (loss)/income attributable to Navios Logistics' stockholders	$ (7,065)	$ 1,230